Convertible Preferred shares, shareholders' (Deficit) and Equity incentive Plan (Details 5) - shares	Dec. 31, 2022	Dec. 31, 2021
Convertible Preferred Shares, Shareholders’ Deficit And Equity Incentive Plan [Abstract]
Conversion of convertible preferred shares	0	0
Outstanding share options	9,054,293	10,132,154
Unvested RSU’s	1,348,682	443,018
Remaining shares available for future issuance under the 2021 Plan	19,705,622	2,749,064
Total shares of ordinary shares reserved	30,108,597	13,324,236